Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share

	For the six month period ended June 30,
	2023	2022
Net loss for the period (in thousands of euros)	(28,099)	(26,357)
Weighted average number of shares	35,037,052	34,891,876
Basic loss per share (in euros)	(0.80)	(0.76)
Diluted loss per share (in euros)	(0.80)	(0.76)